GMO Global Asset Allocation Fund Average Annual Total Returns			12 Months Ended	60 Months Ended		75 Months Ended	120 Months Ended	354 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.41%	7.09%			7.15%	7.04%
Performance Inception Date		Jun. 28, 1996
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		21.49%	5.41%			5.79%	5.26%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		14.28%	4.93%			5.24%	5.11%
Class III | GMO Global Asset Allocation Index (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		16.97%	7.15%			8.44%	6.26%
Class III | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[4]		22.34%	11.19%			11.72%	7.73%
Class III | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%	(0.36%)			2.01%	4.33%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.39%	7.07%		7.72%
Performance Inception Date		Sep. 30, 2019
Class R6 | GMO Global Asset Allocation Index (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		16.97%	7.15%		8.88%
Class R6 | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[4]		22.34%	11.19%		13.05%
Class R6 | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%	(0.36%)		0.90%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.27%		6.65%
Performance Inception Date		Jan. 06, 2021
Class I | GMO Global Asset Allocation Index (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		16.97%		7.15%
Class I | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[4]		22.34%		11.11%
Class I | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%		(0.21%)

[1]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.80% to 2024 annual performance.
[2]	The Fund commenced operations on June 28, 1996 with two classes of shares – (i) a class that has since terminated (the “Legacy Class”) and (ii) Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Legacy Class shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Legacy Class performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.
[3]	This benchmark provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite benchmark.
[4]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.